Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of warrant activity

The following table summarizes warrant activity as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	114,784	$0.20	1.42
Granted	25,588	$0.20	1.84
Exercised	-
Canceled/forfeited/expired	-
Outstanding at December 31, 2012	140,372	$0.20	1.50
Granted	5,187,587	$1.20	4.37
Exercised	(32,054)	$0.20
Canceled/forfeited/expired	-
Outstanding at December 31, 2013	5,295,905	$1.18	4.39

Non-employee warrant [Member]
Schedule of warrant activity

The following table summarizes non-employee warrant activity under our stock-based plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	150,835	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	150,835	$1.97
Granted	-	$-
Exercised	-	$-
Canceled/forfeited/expired	-	$-
Outstanding at December 31, 2013	150,835	$1.97	1.99
Expected to vest at December 31, 2013	150,835	$1.97	1.99
Warrants exercisable	141,546	$1.95	1.99